Future Minimum Payments for Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
2014, Operating Leases	$ 4,506
2015, Operating Leases	4,862
2016, Operating Leases	5,085
2017, Operating Leases	5,049
2018, Operating Leases	4,608
Thereafter, Operating Leases	24,801
Total future minimum payments required, Operating Leases	48,911
2014, Capital Leases	47
2015, Capital Leases
2016, Capital Leases
2017, Capital Leases
2018, Capital Leases
Thereafter, Capital Leases
Total future minimum payments required, Capital Leases	47
Less: Amount representing interest
Present value of net minimum lease payments	47
Less: Current portion of capital lease obligations	47	50
Long term portion of capital lease obligations